SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Disclosure of Share-based Compensation [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The Group has several equity incentive plans under which a combination of performance share units (“PSUs”) and retention restricted share units (“RSUs”), which each represent the right to receive one Ferrari common share, have been awarded to the Executive Chairman, the Chief Executive Officer (“CEO”), members of the Ferrari Leadership Team (hereinafter also the “FLT”, formerly Senior Management Team, and so renamed as a result of the organizational changes executed in January 2022) and other key employees of the Group.
Equity Incentive Plan 2016-2020
In the first quarter of 2021, 212,243 PSU awards vested (representing 100 percent of the target PSU awards) as a result of Ferrari’s third place ranking in Total Shareholder Return (“TSR”) within the defined Peer Group for the performance period from 2016 to 2020, and 31,120 RSU awards vested upon achievement of the related service conditions. As a result, 243,363 common shares, which were previously held in treasury, were assigned to participants of the plan in the first quarter of 2021. There are no further awards outstanding for the Equity Incentive Plan 2016-2020.
Equity Incentive Plan 2019-2021
Under the Equity Incentive Plan 2019-2021 the Company awarded approximately 174 thousand 2019-2021 PSUs and approximately 111 thousand 2019-2021 RSUs to the Executive Chairman, the former CEO, members of the FLT and other key employees of the Group. The PSUs and RSUs cover the three-year performance and service periods from 2019 to 2021.
2019-2021 PSU awards
The vesting of the awards is based on the achievement of defined key performance indicators as follows:
i)TSR Target - 50 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eight;
ii)EBITDA Target - 30 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the business plan;
iii)Innovation Target - 20 percent vest based on the achievement of defined objectives for technological innovation and the development of the new model pipeline over the performance period.
Each target is settled independently of the others targets. The total number of shares assigned upon vesting of the PSU awards depends on the level of achievement of the targets.
Ferrari ranked third in the TSR ranking within the defined Peer Group for the TSR Target and met the EBITDA Target and the Innovation Target for the performance period covering 2019, resulting in the vesting of 100 percent of the target awards. As a result 17,572 awards vested and an equal number of common shares, which were previously held in treasury, were assigned to participants of the plan in the first quarter of 2020. For the performance period covering 2019 to 2020, Ferrari ranked third in the TSR ranking within the defined Peer Group for the TSR Target and achieved the EBITDA Target and the Innovation Target, resulting in the vesting of 100 percent of the target awards. As a result 80,510 awards vested in the first quarter of 2021 and an equal number of common shares, which were previously held in treasury, were assigned to participants of the plan in the first quarter of 2021. For the performance period covering 2019 to 2021, Ferrari ranked third in the TSR ranking within the defined Peer Group for the TSR Target and achieved the EBITDA Target and the Innovation Target, resulting in the vesting of 100 percent of the target awards. As a result 86,331 awards vested in the first quarter of 2022 and an equal number of common shares held in treasury will be assigned to participants of the plan in the first quarter of 2022.
2019-2021 RSU awards
The remaining awards vest in 2022, subject to the recipient’s continued employment with the Company at the time of vesting.
During 2020, 18,892 awards vested and an equal number of common shares, which were previously held in treasury, were assigned under the plan. For the service period covering 2019 to 2020, 32,694 awards vested in the first quarter of 2021 and an equal number of common shares, which were previously held in treasury, were assigned to participants of the plan in the first quarter of 2021. For the service period covering 2019 to 2021, 75,857 awards vested in the first quarter of 2022 and an equal number of common shares held in treasury will be assigned to participants of the plan in the first quarter of 2022.
Incentive Plan 2020-2022
Under the Equity Incentive Plan 2020-2022 the Company awarded approximately 60 thousand 2020-2022 PSUs and approximately 48 thousand 2020-2022 RSUs to the Executive Chairman, members of the FLT and other key employees of the Group. The PSUs and RSUs cover the three-year performance and service periods from 2020 to 2022.
2020-2022 PSU awards
The vesting of the awards is based on the achievement of defined key performance indicators as follows:
i)TSR Target - 50 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eight;
ii)EBITDA Target - 30 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the business plan;
iii)Innovation Target - 20 percent vest based on the achievement of defined objectives for technological innovation and the development of the new model pipeline over the performance period.
Each target is settled independently of the other targets. The awards vest in 2023 and the total number of shares assigned upon vesting depends on the level of achievement of the targets.
2020-2022 RSU awards
The awards vest in 2023, subject to the recipient’s continued employment with the Company at the time of vesting.
Equity Incentive Plan 2021-2023
Under the Equity Incentive Plan 2021-2023 approved in 2021, the Company awarded approximately 50 thousand 2021-2023 PSUs and approximately 41 thousand 2021-2023 RSUs to the Executive Chairman, members of the FLT and other key employees of the Group. The PSUs and RSUs cover the three-year performance and service periods from 2021 to 2023.
2021-2023 PSU awards
The vesting of the awards is based on the achievement of defined key performance indicators as follows:
(i)TSR Target - 50 percent vest based on the achievement of the TSR ranking of Ferrari compared to an industry specific Peer Group of eight;
(ii)ii) EBITDA Target - 30 percent vest based on the achievement of an EBITDA target determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan;
(iii)Innovation Target - 20 percent vest based on the achievement of defined objectives for technological innovation and the development of the new model pipeline over the performance period.
Each target is settled independently of the other targets. The awards vest in 2024 and the total number of shares assigned upon vesting depends on the level of achievement of the targets.

2021-2023 RSU awards

The awards vest in 2024, subject to the recipient’s continued employment with the Company at the time of vesting.
Supplemental information relating to the Equity Incentive Plan 2021-2023 is summarized below.
TSR Target
The number of PSUs with a TSR Target that vest under the Equity Incentive Plan 2021-2023 is based on the Company’s TSR performance over the relevant performance period compared to an industry-specific Peer Group as summarized below.

Ferrari TSR Ranking	% of Target Awards that Vest
1	150%
2	120%
3	100%
4	75%
5	50%
>5	0%

The defined Peer Group (including the Company) for the TSR Target is presented below.

Ferrari	Aston Martin	Burberry	Hermes
Kering	LVMH	Moncler	Richemont
EBITDA Target
The number of PSUs with an EBITDA Target that vest under the Equity Incentive Plan 2021-2023 is determined by comparing Adjusted EBITDA to the Adjusted EBITDA targets derived from the Group’s business plan, as summarized below.

Actual Adjusted EBITDA Compared to Business Plan	% of Awards that Vest
+10%	140%
+5%	120%
Business Plan Target	100%
-5%	80%
<-5%	0%
Fair values and key assumptions
The fair value of the PSU awards used for accounting purposes was measured at the grant date using a Monte Carlo Simulation model. The fair value of the RSU awards was measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.
The fair value of the PSUs and RSUs that were awarded under the equity incentive plans, which is determined based on actuarial calculations that apply certain assumptions and take into consideration the specific characteristics of the awards granted, is summarized in the following table.

Equity Incentive Plan	2019-2021	2020-2022	2021-2023
PSUs	€110.57 - €111.64	€136.06	€130.42
RSUs	€119.54 - €120.56	€139.39	€171.86
The key assumptions utilized to calculate the grant-date fair values of the PSUs that were awarded under the equity incentive plans are summarized below:

Equity Incentive Plan	2019-2021	2020-2022	2021-2023
Grant date share price	€122.60	€142.95	€175.80
Expected volatility	26.5%	26.6%	27.0%
Dividend yield	0.83%	0.80%	0.75%
Risk-free rate	0%	0%	0%
    The expected volatility was based on the observed volatility of the defined Peer Group. The risk-free rate was based on the iBoxx sovereign Eurozone yield.

Outstanding share awards
Changes to the outstanding number of PSU and RSU awards under all equity incentive plans of the Group are as follows:

(number of awards)	Outstanding PSU Awards	Outstanding RSU Awards
Balance at January 1, 2019	686,526	118,264
Granted(1)	175,307	110,968
Forfeited	(32,832)	(18,000)
Vested	(230,282)	(40,087)
Balance at December 31, 2019	598,719	171,145
Granted(2)	48,173	39,780
Forfeited	(1,461)	(1,460)
Vested	(230,592)	(50,402)
Balance at December 31, 2020	414,839	159,063
Granted(3)	49,861	41,460
Forfeited	(19,775)	(13,048)
Vested	(292,753)	(63,814)
Balance at December 31, 2021	152,172	123,661
_______________________________________
(1)     Granted under the Equity Incentive Plan 2019-2021
(2)     Granted under the Equity Incentive Plan 2020-2022
(3)    Grander under the Equity Incentive Plan 2021-2023
Share-based compensation expense
For the years ended December 31, 2021, 2020 and 2019, the Group recognized €11,689 thousand, €17,401 thousand and €17,480 thousand, respectively, as share-based compensation expense and an increase to other reserves in equity in relation to the PSU awards and RSU awards of the Group’s equity incentive plans. At December 31, 2021, unrecognized compensation expense relating to the Group’s equity incentive plans amounted to €11,082 thousand and is expected to be recognized over the remaining vesting periods through 2023.
In 2021 the Group also recognized share-based compensation expense of €2,206 thousand as part of commercial agreements with certain suppliers.